15. Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	R$ 538,687	R$ 544,693
Accumulated amortization	(283,637)	(242,310)
Net	255,050	302,383	R$ 325,076	R$ 304,845
Land
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	92,507	92,494
Accumulated amortization	0	0
Net	92,507	92,494	102,708	100,533
Buildings
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	79,013	77,548
Accumulated amortization	(36,653)	(34,286)
Net	42,360	43,262	45,891	42,515
Equipment
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	330,753	338,696
Accumulated amortization	(226,950)	(189,556)
Net	103,803	149,140	162,218	146,922
Transportation
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	10,862	11,141
Accumulated amortization	(7,182)	(6,610)
Net	3,680	4,531	5,692	7,613
Furniture and fixtures
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	24,430	23,633
Accumulated amortization	(12,614)	(11,647)
Net	11,816	11,986	8,418	7,124
Other
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	1,122	1,181
Accumulated amortization	(238)	(211)
Net	R$ 884	R$ 970	R$ 149	R$ 138